SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS S&P 500 Index Fund
DWS U.S. Bond Index Fund
____________________________________________________________________________________________________________________________________________

The following information replaces similar disclosure for each fund in the “Part I: Appendix I-E – Affiliated Service Provider Compensation” of the Fund’s Statement of Additional Information.

DWS S&P 500 Index Fund

The following waivers were in effect during the most recent three fiscal years:

Effective October 1, 2009, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the fund, including expenses allocated from the master portfolio, to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) of Class A, Class B, Class C and Class S shares at 0.67%, 1.47%, 1.47% and 0.47%, respectively.

For the period May 1, 2010 through September 30, 2010, the Advisor had contractually agreed towaive its fees and/or reimburse certain operating expenses of the fund, including expenses allocated from the master portfolio, to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.53% for Class B shares.

For the period October 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the fund, including expenses allocated from the master portfolio, to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C and Class S shares at 0.77%, 1.52%, 1.52% and 0.52%, respectively.

For the period January 1, 2009 through September 30, 2009, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the fund, including expenses allocated from the master portfolio, to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C and Class S shares at 0.62%, 1.37%, 1.37% and 0.37%, respectively.

The following waivers were in effect for the period January 1, 2012 through October 1, 2012:

For the period from January 1, 2012 through October 1, 2012, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the fund, including expenses allocated from the master portfolio, to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.67%,1.47%, 1.47% and 0.47% for Class A, Class B, Class C and Class S shares, respectively.

November 29, 2012
SAISTKR-79

DWS U.S. Bond Index Fund

The following waivers were in effect during the most recent three fiscal years:

For the period from May 1, 2011 through September 30, 2011, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.68% and 0.43% for Class A and S shares, respectively.

For the period from January 1, 2011 through December 31, 2011, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

For the period January 1, 2010 through April 30, 2011, the Advisor had contractually agreed to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.59% and 0.34% for Classes A and S, respectively.

In addition, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.15% for the period from January 1, 2010 through September 30, 2010 and 0.20% for the period from October 1, 2010 through December 31, 2010.

For the period February 17, 2009 through September 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) of Class A and Class S shares at 0.59% and 0.34%, respectively.

Effective for the periods May 1, 2009 through September 30, 2009 and October 1, 2009 through April 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the fund’s operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.34% and 0.45%, respectively.

In addition, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the fund’s annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.15%.

For the period January 1, 2009 through April 30, 2009, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse expenses of the fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) to the extent necessary to maintain the fund’s annual operating expenses at 0.32%.

The following waiver was in effect for the period January 1, 2012 through October 1, 2012:

For the period from January 1, 2012 through October 1, 2012, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.20% for Institutional Class shares.

The following waivers are currently in effect:

The Advisor has contractually agreed, through April 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses at a ratio no higher than 0.45%

 (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class S. The agreement may only be terminated with the consent of the fund’s Board.

The Advisor has voluntarily agreed, effective November 21, 2012, to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.20% for Institutional Class shares. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Please Retain This Supplement for Future Reference